UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)  (Zip code)

Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: June 30

Date of reporting period: December 31, 2019

Item 1.  REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2019
For the fiscal period from July 1, 2019 through December 31, 2019
(Unaudited)

UVA Unconstrained
Medium-Term Fixed Income ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the UVA Unconstrained Medium-Term Fixed Income ETF (the “Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com/fundpages/426.htm or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the UVA Unconstrained Medium-Term Fixed Income ETF:

See Our Web site @ ncfunds.com
or
Call Our Administrative Services Group at 800-773-3863.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports, as permitted by regulations adopted by the Securities and Exchange Commission. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/FFIU, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/FFIU.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 73.21%
3M Co.	$350,000	2.250%	9/19/2026	$350,767
3M Co.	350,000	2.875%	10/15/2027	365,373
Activision Blizzard, Inc.	650,000	2.300%	9/15/2021	653,583
Agilent Technologies, Inc.	400,000	3.200%	10/1/2022	409,448
Allergan, Inc.	450,000	2.800%	3/15/2023	453,827
Amazon.com, Inc.	500,000	2.500%	11/29/2022	510,231
Amazon.com, Inc.	500,000	3.150%	8/22/2027	530,328
American Express Co.	218,000	2.500%	8/1/2022	220,674
American Express Co.	300,000	3.000%	10/30/2024	310,378
Amgen, Inc.	264,000	2.125%	5/1/2020	264,112
Amgen, Inc.	500,000	2.700%	5/1/2022	506,905
Amgen, Inc.	400,000	2.650%	5/11/2022	406,117
Anthem, Inc.	250,000	2.500%	11/21/2020	251,165
Apple, Inc.	500,000	2.900%	9/12/2027	521,006
Apple, Inc.	450,000	3.850%	5/4/2043	505,469
Apple, Inc.	500,000	3.450%	2/9/2045	527,952
Apple, Inc.	250,000	3.750%	9/12/2047	278,918
Arrow Electronics, Inc.	150,000	3.250%	9/8/2024	154,346
AT&T, Inc.	100,000	3.950%	1/15/2025	107,253
AutoNation, Inc.	250,000	3.800%	11/15/2027	254,325
Avnet, Inc.	250,000	4.625%	4/15/2026	264,762
Bank of America Corp.	500,000	6.300%	3/10/2026	577,928
Bank of America Corp.	350,000	3.250%	8/23/2039	344,578
Bank of America Corp.	500,000	3.250%	11/7/2039	498,579
Best Buy Co., Inc.	475,000	5.500%	3/15/2021	490,364
Biogen, Inc.	650,000	3.625%	9/15/2022	676,761
Bristol-Myers Squibb Co.	200,000	2.875%	8/15/2020	201,139
Bristol-Myers Squibb Co.	900,000	3.250%	8/15/2022	930,346
Bristol-Myers Squibb Co.	158,000	3.875%	8/15/2025	170,926
CA, Inc.	350,000	4.500%	8/15/2023	368,247
Capital One Financial Corp.	400,000	3.900%	1/29/2024	424,534
Cisco Systems, Inc.	500,000	2.500%	9/20/2026	510,181
Citigroup, Inc.	200,000	5.350%	5/15/2023	207,904
Citigroup, Inc.	178,000	5.950%	5/15/2025	194,395
Discovery Communications LLC	330,000	3.250%	4/1/2023	339,784
Discovery Communications LLC	250,000	3.800%	3/13/2024	264,068
Dollar Tree, Inc.	200,000	4.000%	5/15/2025	214,138
eBay, Inc.	500,000	3.600%	6/5/2027	524,817
eBay, Inc.	259,000	4.000%	7/15/2042	256,308
FedEx Corp.	250,000	4.100%	4/15/2043	245,560
Ford Motor Credit Co. LLC	400,000	3.813%	10/12/2021	407,523
Ford Motor Credit Co. LLC	250,000	3.810%	1/9/2024	253,977

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
General Electric Co.	$164,000	5.500%	1/8/2020	$164,060
General Electric Co.	250,000	5.550%	5/4/2020	252,701
General Electric Co.	250,000	3.150%	9/7/2022	255,366
Gilead Sciences, Inc.	250,000	4.500%	4/1/2021	256,479
Gilead Sciences, Inc.	332,000	3.650%	3/1/2026	357,829
Infinity Property & Casualty Corp.	250,000	5.000%	9/19/2022	265,552
International Paper Co.	250,000	3.800%	1/15/2026	267,041
Jabil, Inc.	210,000	4.700%	9/15/2022	222,697
JP Morgan Chase & Co.	250,000	4.625%	5/10/2021	258,800
JP Morgan Chase & Co.	250,000	2.400%	6/7/2021	251,709
Juniper Networks, Inc.	500,000	4.350%	6/15/2025	538,433
Lam Research Corp.	395,000	2.800%	6/15/2021	399,352
Lam Research Corp.	300,000	3.750%	3/15/2026	321,887
Levi Strauss & Co.	500,000	5.000%	5/1/2025	516,457
LyondellBasell Industries NV	400,000	6.000%	11/15/2021	425,016
Marathon Oil Corp.	550,000	3.850%	6/1/2025	582,960
McKesson Corp.	222,000	2.850%	3/15/2023	225,616
MetLife, Inc.	250,000	5.875%	3/15/2028	278,523
Microsoft Corp.	450,000	3.500%	11/15/2042	489,314
Moody's Corp.	350,000	3.250%	6/7/2021	356,565
Morgan Stanley	500,000	6.250%	8/9/2026	609,440
Morgan Stanley	250,000	4.350%	9/8/2026	273,678
NetApp, Inc.	150,000	3.375%	6/15/2021	152,535
NetApp, Inc.	275,000	3.250%	12/15/2022	283,186
NetApp, Inc.	350,000	3.300%	9/29/2024	362,300
NIKE, Inc.	343,000	3.625%	5/1/2043	372,959
Nordstrom, Inc.	375,000	5.000%	1/15/2044	368,264
NortonLifeLock, Inc.	500,000	4.200%	9/15/2020	506,002
NVIDIA Corp.	350,000	2.200%	9/16/2021	351,853
Oracle Corp.	500,000	4.125%	5/15/2045	565,869
Princeton University	250,000	2.612%	7/1/2026	250,189
QUALCOMM, Inc.	370,000	2.250%	5/20/2020	370,434
QUALCOMM, Inc.	500,000	3.000%	5/20/2022	512,800
QUALCOMM, Inc.	500,000	2.900%	5/20/2024	517,389
Ralph Lauren Corp.	250,000	3.750%	9/15/2025	269,340
RPM International, Inc.	250,000	3.750%	3/15/2027	258,846
Starbucks Corp.	500,000	2.700%	6/15/2022	509,053
Starbucks Corp.	436,000	3.800%	8/15/2025	470,180
Starbucks Corp.	250,000	2.450%	6/15/2026	253,804
Stryker Corp.	359,000	3.375%	11/1/2025	380,850
Stryker Corp.	211,000	3.500%	3/15/2026	224,779
Tapestry, Inc.	500,000	4.250%	4/1/2025	529,667
Target Corp.	500,000	2.500%	4/15/2026	512,992

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - Continued
The Boeing Co.	$500,000	3.300%	3/1/2035	$502,857
The Boeing Co.	100,000	3.500%	3/1/2045	99,462
The Boeing Co.	100,000	3.375%	6/15/2046	98,002
The Clorox Co.	250,000	3.050%	9/15/2022	256,095
The Gap, Inc.	250,000	5.950%	4/12/2021	259,781
The Goldman Sachs Group, Inc.	67,000	5.785%	11/10/2166	67,419
The Progressive Corp.	65,000	3.700%	1/26/2045	69,692
The Walt Disney Co.	250,000	8.875%	4/26/2023	303,734
Truist Financial Corp.	500,000	5.125%	12/15/2027	514,450
United Parcel Service, Inc.	200,000	3.625%	10/1/2042	204,833
United Technologies Corp.	250,000	1.900%	5/4/2020	249,895
Valero Energy Corp.	502,000	3.650%	3/15/2025	534,360
Vmware, Inc.	200,000	2.300%	8/21/2020	200,306
Vmware, Inc.	650,000	2.950%	8/21/2022	662,534
Walgreens Boots Alliance, Inc.	250,000	3.800%	11/18/2024	260,760
Walgreens Boots Alliance, Inc.	500,000	3.450%	6/1/2026	509,115
Wells Fargo & Co.	1,000,000	5.900%	6/15/2024	1,089,535

Total Corporate Bonds (Cost $36,496,307)				37,424,592

FOREIGN BONDS - 3.15%
CNH Industrial NV	300,000	4.500%	8/15/2023	322,109
Flex Ltd.	250,000	5.000%	2/15/2023	267,384
HSBC Holdings PLC	25,000	4.250%	3/14/2024	26,545
Janus Capital Group, Inc.	500,000	4.875%	8/1/2025	545,070
Seagate HDD Cayman	250,000	4.250%	3/1/2022	265,992
Seagate HDD Cayman	175,000	4.750%	6/1/2023	181,200

Total Foreign Bonds (Cost $1,574,692)				1,608,300

MUNICIPAL BONDS - 9.75%
Brea Redevelopment Agency	60,000	2.500%	8/1/2023	60,896
California Housing Finance Agency	185,000	3.650%	8/1/2025	193,540
City & County of San Francisco CA
Community Facilities District No. 2014-1	300,000	3.108%	9/1/2024	309,510
City of New York NY	170,000	3.450%	3/1/2026	181,201
City of San Francisco CA Public Utilities
Commission Water Revenue	250,000	2.900%	11/1/2025	259,065
Commonwealth of Pennsylvania	300,000	5.450%	2/15/2030	360,567
Kentucky State Property & Building
Commission	340,000	2.564%	5/1/2021	341,744
New Brunswick Parking Authority	215,000	8.420%	9/1/2040	224,082
New York City Transitional Finance
Authority Future Tax Secured Revenue	325,000	4.905%	11/1/2024	364,185
New York State Urban Development Corp.	280,000	3.200%	3/15/2022	287,034

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2019
	Principal	Interest Rate	Maturity Date	Value (Note 1)

MUNICIPAL BONDS - Continued
Pennsylvania Higher Educational Facilities
Authority	$250,000	4.300%	6/15/2045	$265,880
Redevelopment Authority of the City of
Philadelphia	225,000	3.713%	11/1/2023	236,455
Regents of the University of California Medical
Center Pooled Revenue	70,000	2.459%	5/15/2026	69,866
Sacramento County Public Financing
Authority	265,000	3.793%	4/1/2022	274,145
San Antonio Water System	185,000	3.206%	5/15/2030	191,405
San Francisco City & County Redevelopment
Financing Authority	160,000	9.000%	8/1/2041	172,368
State of Ohio	350,000	4.994%	12/15/2020	360,125
State of Oregon	250,000	3.577%	8/1/2029	260,162
Torrance Unified School District	400,000	3.344%	8/1/2039	399,844
University of California	25,000	3.039%	5/15/2027	25,932
University of Pittsburgh-of the Commonwealth
System of Higher Education	140,000	3.127%	9/15/2026	146,576

Total Municipal Bonds (Cost $5,008,491)				4,984,582

PRIVATE BOND - 0.59%
The American Museum of Natural History	300,000	2.729%	7/15/2022	303,570

Total Private Bond (Cost $295,023)				303,570

CLOSED-END FUNDS - 1.94%		Shares
BlackRock Taxable Municipal Bond Trust		25,000		608,500
Guggenheim Taxable Municipal Managed Duration Trust		16,200		383,616

Total Closed-End Funds (Cost $1,004,627)				992,116

EXCHANGE-TRADED FUNDS - 2.16%
Financials - 2.16%		Shares
Invesco Financial Preferred ETF		5,000		94,350
VanEck Vectors Preferred Securities ex Financials ETF		50,000		1,011,000

Total Exchange-Traded Funds (Cost $1,094,090)				1,105,350

SHORT-TERM INVESTMENT - 8.85%		Shares
§ Blackrock Treasury Trust, 1.47%		4,526,575		4,526,575

Total Short-Term Investment (Cost $4,526,575)				4,526,575

				(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Schedule of Investments
(Unaudited)

As of December 31, 2019
			Value (Note 1)

Investments, at Value (Cost $49,999,805) - 99.65%			$50,945,085

Other Assets Less Liabilities - 0.35%			177,735

Net Assets - 100%			$51,122,820

§ Represents 7 day effective yield

The following acronyms or abbreviations are used in this schedule of investments:
PLC - Public Limited Company
LLC - Limited Liability Company
NV - Naamloze Vennootschap (Netherlands or Dutch security)

Summary of Investments
	% of Net
	Assets	Value
Corporate Bonds	73.21%	$37,424,592
Foreign Bonds	3.15%	1,608,300
Municipal Bonds	9.75%	4,984,582
Private Bond	0.59%	303,570
Closed-End Funds	1.94%	992,116
Exchange-Traded Funds	2.16%	1,105,350
Short-Term Investment	8.85%	4,526,575
Other Assets Less Liabililties	0.35%	177,735
Total Net Assets	100.00%	$51,122,820

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Assets and Liabilities
(Unaudited)

As of December 31, 2019

Assets:
Investments, at value (cost $49,999,805)	$50,945,085
Receivables:
Dividends	14,713
Interest	385,718
Due from sub-advisor	1,799

Total assets	51,347,315

Liabilities:
Payables:
Distributions	131,000
Investments purchased	70,737
Accrued expenses:
Operating expenses	22,758

Total liabilities	224,495

Total Net Assets	$51,122,820

Net Assets Consist of:
Paid in Capital	$49,922,927
Distributable Earnings	1,199,893

Total Net Assets	$51,122,820
Shares Outstanding, no par value (unlimited authorized shares)	2,000,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$25.56

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statement of Operations
(Unaudited)

For the fiscal period ended December 31, 2019

Investment Income:
Interest	$590,872
Dividends	84,981

Total Investment Income	675,853

Expenses:
Advisory fees (note 2)	59,663
Fund accounting fees	30,164
Administration fees (note 2)	25,977
Professional fees	14,177
Compliance fees	12,066
Other operating expenses	10,404
Transfer agent fees	8,419
Trustee fees	7,038
Pricing fees	6,033
Custody fees	4,304
Distribution fees	2,514
Insurance fees	100

Total Expenses	180,859

Expenses waived and/or reimbursed by the Sub-Advisor (note 2)	(48,247)
Expenses waived by the Advisor (note 2)	(3,930)
Expenses waived by the Administrator (note 2)	(8,412)

Net Expenses	120,270

Net Investment Income	555,583

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	43,425
Net change in unrealized appreciation on investments	512,010

Net Realized and Unrealized Gain on Investments	555,435

Net Increase in Net Assets Resulting from Operations	$1,111,018

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Statements of Changes in Net Assets
	December 31,	June 30,
For the fiscal year or period ended	2019 (a)	2019

Operations:
Net investment income	$555,583	$1,292,924
Net realized gain (loss) from investment transactions	43,425	(196,967)
Net change in unrealized appreciation on investments	512,010	1,914,337

Net Increase (Decrease) in Net Assets Resulting from Operations	1,111,018	3,010,294

Distributions to Investors	(594,875)	(1,281,875)

Decrease from Distributions to Investors	(594,875)	(1,281,875)

Beneficial Interest Transactions:
Shares sold	5,105,142	1,224,908
Shares repurchased	-	(4,836,577)

Increase (Decrease) from Beneficial Interest Transactions	5,105,142	(3,611,669)

Net Increase (Decrease) in Net Assets	5,621,285	(1,883,250)

Net Assets:
Beginning of period	45,501,535	47,384,785
End of period	$51,122,820	$45,501,535

Share Information:
Shares Sold	200,000	50,000
Shares Repurchased	-	(200,000)
Net Increase (Decrease) in Shares of Beneficial Interest	200,000	(150,000)

(a) Unaudited.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Financial Highlights

For a share outstanding during	December 31,		June 30,
the fiscal year or periods ended	2019	(f)	2019	2018	(d)

Net Asset Value, Beginning of Period	$25.28		$24.30	$25.00

Income (Loss) from Investment Operations:
Net investment income	0.30		0.70	0.46
Net realized and unrealized gain (loss) on investments	0.30		0.98	(0.71)

Total from Investment Operations	0.60		1.68	(0.25)

Distributions to Investors:
From net investment income	(0.32)		(0.70)	(0.45)

Total from Distributions to Investors	(0.32)		(0.70)	(0.45)

Net Asset Value, End of Period	$25.56		$25.28	$24.30

Total Return (e)	2.43%	(b)	7.05%	(1.00)%	(b)

Net Assets, End of Period (in thousands)	$51,123		$45,502	$47,385

Ratios of:
Gross Expenses to Average Net Assets (c)	0.76%	(a)	0.76%	0.77%	(a)
Net Expenses to Average Net Assets (c)	0.50%	(a)	0.45%	0.45%	(a)
Net Investment Income to Average Net Assets	2.63%	(a)	2.88%	2.36%	(a)

Portfolio turnover rate	13.61%	(b)	49.44%	6.85%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)	For a share outstanding during the period from August 18, 2017 (Commencement of Operations) through June 30, 2018.
(e)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(f) Unaudited.

See Notes to Financial Statements

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2019

1.       Organization and Significant Accounting Policies

The UVA Unconstrained Medium-Term Fixed Income ETF, an exchange-traded fund (the “Fund”), is a diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund commenced operations on August 18, 2017. The investment objective of the Fund is to seek current income by investing principally in fixed income securities of any kind, and, under normal circumstances, the Fund intends to invest at least 80% of its net assets (plus the amount of borrowings for investment purposes) in such securities.  Fixed income securities include bonds, debt securities, and income-producing instruments of any kind issued by governmental or private-sector entities.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 50,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the Fund may only be purchased and sold in secondary market transactions through brokers. Shares of the Fund are listed for trading on NYSE Arca under the trading symbol FFIU, and because shares will trade at market prices rather than NAV, shares of the Fund may trade at a price greater than or less than NAV.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Investment Valuation
The Fund’s investments in securities are carried at market value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask prices. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

With respect to any portion of a Fund's assets that may be invested in other mutual funds, the value of the Fund's shares is based on the NAV of the shares of the other mutual funds in which the Fund invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the Fund invests a portion of its assets in non-registered investment vehicles, the Fund's shares in the non-registered vehicles are fair valued at NAV.

With respect to a Fund's assets invested directly in securities, the Fund's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2019

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of December 31, 2019 for the Fund’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$37,424,592	$-	$37,424,592	$-
Foreign Bonds	1,608,300	-	1,608,300	-
Municipal Bonds	4,984,582	-	4,984,582	-
Private Bond	303,570	-	303,570	-
Closed-End Funds	992,116	992,116	-	-
Exchange-Traded Funds	1,105,350	1,105,350	-	-
Short-Term Investment	4,526,575,	4,526,575	-	-
Total Assets	$50,945,085	$6,624,041	$44,321,044	$-

(a) The Fund did not hold any Level 3 securities during the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2019

Distributions
The Fund may declare and distribute dividends from net investment income, if any, monthly.  The Fund generally declares and distributes capital gains, if any, annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.25% of the Fund’s average daily net assets.

The Advisor has engaged Universal Value Advisors as the sub-advisor of the Fund (the “Sub-Advisor”) to provide day to day portfolio management of the Fund.  The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.20% of the Fund’s average daily net assets.  The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above.

The Fund and the Sub-Advisor have entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which the Sub-Advisor has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Adviser or Sub-Adviser)) to not more than 0.50% of the average daily net assets of the Fund. The current term of the Expense Limitation Agreement is through October 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

For the fiscal period from July 1, 2019 through December 31, 2019, the Advisor earned $59,663 in advisory fees.  In order to help reduce operating expenses of the Fund, the Advisor voluntarily waived $3,930 in advisory fees.

For the fiscal period from July 1, 2019 through December 31, 2019, the Sub-Advisor earned $49,636 in sub-advisory fees, of which $48,247 were waived pursuant to the Expense Limitation Agreement.

Administrator
The Fund pays a monthly fee to the Fund’s administrator, The Nottingham Company (the “Administrator”), based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $3,750 per month.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2019

A breakdown of these fees is provided in the following table:

Net Assets	Annual Fee
On the first $100 million	0.100%
$100 million to $200 million	0.080%
On all assets over $200 million	0.060%

The Fund incurred $25,977 in administration fees for the fiscal period ended December 31, 2019.  The Administrator is responsible for collecting expense amounts from the Fund, as well as expense reimbursement payments and waived fees from the Sub-Advisor and remitting these amounts to the companies that furnish services to the Fund.  The Administrator agreed to waive its fee for the months of July and August 2019, in order to help reduce operating expenses of the Fund.

Compliance Services
For the fiscal period ended December 31, 2019, Cipperman Compliance Services, LLC provided services as the Trust’s Chief Compliance Officer (the “CCO”).  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
The Bank of New York Mellon (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.

Fund Accounting
The Bank of New York Mellon (“Fund Accountant”) serves as the Fund Accountant for the Fund.  For its services, the Fund Accountant is entitled to receive compensation from the Fund pursuant to the Fund Accounting fee arrangements with the Fund.

3.       Trustees and Officers

The Board is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive a flat rate of $5,000 plus an additional $2,000 per series in the Trust each year, payable quarterly, but may receive up to an additional $2,250 per special meeting in the event that special meetings are held. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.

Certain officers of the Trust may also be officers of the Advisor or the Administrator.

4.       Purchases and Sales of Investment Securities

For the fiscal period ended December 31, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:

Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$8,514,689	$6,155,316

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended December 31, 2019.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2019

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.

Management has reviewed the Fund’s tax positions to be taken on the federal income tax returns and, for the fiscal year/periods ended December 31, 2019, June 30, 2019, and June 30, 2018 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal period ended December 31, 2019, the Fund did not incur any interest or penalties.

Distributions during the year or period ended were characterized for tax purposes as follows:

	December 31, 2019	June 30, 2019
Ordinary Income	$594,875	$1,281,875

At December 31, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$49,999,805

Gross Unrealized Appreciation	$1,295,937
Gross Unrealized Depreciation	(59,730)
Net Unrealized Appreciation	$1,236,207

6.       Concentration of Risk

At various times, the Fund may have cash, cash collateral, and due from broker balances that exceed federally insured limits. It is the opinion of management that the solvency of the financial institutions is not of a particular concern at the time.

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.       Subsequent Events

In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of the financial statements. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments, other than the following items:

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Notes to Financial Statements
(Unaudited)

As of December 31, 2019

Distributions
Per share distributions for the Fund during the subsequent period were as follows:

Record Date	Ex-Date	Payable Date	Ordinary Income
1/31/2020	1/30/2020	2/3/2020	$0.052875

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2019

1.       Proxy Voting Policies and Voting Record

A copy of the Advisor’s Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended December 31, 2019.

During the fiscal period, the Fund paid $594,875 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire initial period from July 1, 2019 through December 31, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2019

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,024.30	$2.54
	$1,000.00	$1,022.62	$2.54
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 0.50%, for the period, multiplied by 184/366 (to reflect the six-month period).

5.       Approval of Investment Sub-Advisory Agreement

In connection with organizational meeting held on June 18, 2019, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Advisor and the Sub-Advisor, with respect to the Fund (the “Investment Sub-Advisory Agreement”).

The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.

(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the proposed Investment Sub-Advisory Agreement. The Trustees reviewed the services to be provided by the Sub-Advisor to the Fund, including, without limitation, the quality of its investment advisory services; assuring compliance with the Fund’s investment objectives, policies and limitations; and its coordination of services for the Fund among the Fund’s service providers.  The Trustees evaluated: the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; the Sub-Advisor’s compliance program; and the financial condition of the Sub-Advisor.

After reviewing the foregoing information and further information provided by the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the Fund.

(ii)
Performance. The Trustees compared the performance of the Fund with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar or Lipper peer group average).  The Trustees noted their satisfaction with the Fund’s recent performance.  The Trustees considered the consistency of the Sub-Advisor’s management of the Fund with its investment objective, policies and limitations.  After reviewing the investment performance of the Fund, the Sub-Advisor’s experience managing the Fund, the Sub-Advisor’s historical investment performance, and other factors, the Board concluded that the overall investment performance of the Fund and the Sub-Advisor were satisfactory.

(iii)
Fees and Expenses.  The Trustees noted the management fee for the Fund under the Investment Sub-Advisory Agreement.  The Trustees noted that there were no comparable accounts managed by the Sub-Advisor against which to compare the sub-advisory fee, but that that the overall advisory fee and expense ratio were both lower than the peer group and category averages. Upon further consideration and discussion of the foregoing, the Board determined that the fee to be paid to the Sub-Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services to be provided by the Sub-Advisor and that it reflected charges that were within a range of what could have been negotiated at arms length.

(Continued)

UVA Unconstrained Medium-Term Fixed Income ETF

Additional Information (Unaudited)

As of December 31, 2019

(iv)
Profitability.  The Trustees reviewed the Sub-Advisor’s profitability analysis in connection with its management of the Fund.  The Board noted that the Sub-Advisor did not realize a profit for the twelve months ended March 31, 2019, and, therefore, concluded that the Sub-Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  The Trustees reviewed the Fund’s operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the Fund’s fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the Fund grows.  Trust Counsel pointed out that the Fund’s assets were well below the breakeven point.  The Trustees noted that the maximum management fee would stay the same regardless of the Fund’s asset levels.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future as the Fund grows.

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the Fund.

UVA Unconstrained Medium-Term Fixed Income ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

The Bank of New York Mellon	Universal Value Advisors
225 Liberty Street	1 E. Liberty Street #406
New York, New York 10286	Reno, Nevada 89501

Telephone:	Telephone:

800-205-7699	775-284-7778

World Wide Web @:	World Wide Web @:

bnymellon.com	universalvalueadvisors.com

Item 2.    Code of Ethics.
Not applicable.

Item 3.    Audit Committee Financial Expert.
Not applicable.

Item 4.    Principal Accountant Fees and Services.
Not applicable.

Item 5.    Audit Committee of Listed Registrants.
Not applicable.

Item 6.    Schedule of Investments.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.    Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10.                            Submission of Matters to a Vote of Securityholders.
None.

Item 11.     Controls and Procedures.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.      Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.       Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	March 6, 2020

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer and Principal Financial Officer

Date:	March 6, 2020